Peckar & Abramson
A Professional Corporation Attorneys & Counselors at Law

70 Grand Avenue
River Edge, NJ 07661
tel. 201.343.3434
fax 201.343.6306

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www.pecklaw.com

Stephen P. Katz
Partner

Via Electronic Filing

March 6, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: MDwerks, Inc.
Registration Statement on Form SB-2 Filing
Our File No. 4248/156140

Dear Ladies and Gentlemen:

Submitted herewith for filing is a Registration on Form SB-2 for MDwerks, Inc. The Company has previously submitted $6,000.00 to the SEC to cover the filing fees. We request that you direct all comments and questions regarding this filing to:

Stephen P. Katz, Esq.
Peckar & Abramson, P.C.
70 Grand Avenue
River Edge, NJ 07661
Tel: 201-343-3434
Fax: 201-343-6306
skatz@pecklaw.com

and

Vincent Colangelo
Chief Financial Officer
MDwerks, Inc.
4 West Las Olas Boulevard - Suite 800
Ft. Lauderdale, FL 33301
Tel: 954-376-5374
Fax: 954-523-0647
vcolangelo@mdwerks.com

We are looking forward to working with the Commission in connection with this Registration Statement.

Very truly yours,
/s/Stephen P. Katz

STEPHEN P. KATZ

SPK:mw
Enclosure